INCOME/(LOSS) PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2017 CNY (¥) ¥ / shares shares	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 CNY (¥) ¥ / shares shares	Sep. 30, 2015 CNY (¥) ¥ / shares shares
Numerator:
Net loss from continuing operations attributable to Origin Agritech Limited | ¥	¥ (44,731)		¥ (61,075)	¥ (57,116)
Net income (loss) from discontinued operations attributable to Origin Agritech Limited	(30,943)	$ (4,664)	(4,503)	43,308
Net loss attributable to Origin Agritech Limited	¥ (75,674)	$ (11,402)	¥ (65,578)	¥ (13,808)
Denominator:
Average common stock outstanding - basic	23,343,126	23,343,126	22,858,541	22,794,791
Dilutive effect of share options	0	0	0	0
Diluted shares	23,343,126	23,343,126	22,858,541	22,794,791
Basic earnings (loss) per share attributable to Origin Agritech Limited:
Continuing operations | (per share)	¥ (1.92)	$ (0.29)	¥ (2.67)	¥ (2.51)
Discontinued operations | (per share)	(1.32)	(0.20)	(0.20)	1.90
Earnings Per Share, Basic | (per share)	(3.24)	(0.49)	(2.87)	(0.61)
Diluted earnings (loss) per share attributable to Origin Agritech Limited:
Continuing operations | (per share)	(1.92)	(0.29)	(2.67)	(2.51)
Discontinued operations | (per share)	(1.32)	(0.20)	(0.20)	1.90
Earnings Per Share, Diluted | (per share)	¥ (3.24)	$ (0.49)	¥ (2.87)	¥ (0.61)